Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Note 16. Subsequent Events
The Company has evaluated subsequent events through March 12, 2021, the date these consolidated financial statements were available to be issued and has determined that the following subsequent events require disclosure in the consolidated financial statements.
Promissory Note
The Company issued a $5 million promissory note in January 2021 to certain current investors of the Company (or an affiliate thereof) to help continue to fund the Company’s ongoing operations through the consummation of the Merger with CLA. The note accrues interest at a rate equal to LIBOR plus 8.5% per annum and is repayable upon earliest of the consummation of the Merger and July 2021. The note was repaid in accordance with its terms in connection with the consummation of the Merger.
Merger Agreement
As contemplated by the Merger Agreement, on March 10, 2021, the Company changed its name to “Ouster Technologies, Inc.” and CLA domesticated as a corporation incorporated under the laws of the State of Delaware and changed its name to “Ouster, Inc.”. On March 11, 2021, the Merger was consummated, and the Company merged with and into Merger Sub, with the Company surviving the merger. As a result of and upon the closing of the transactions contemplated by the Merger Agreement, all outstanding shares of the Company’s capital stock (after giving effect to the exercise in full or termination of all outstanding warrants to purchase the Company’s capital stock in accordance with their terms immediately prior to the effective time of the Merger) as of immediately prior to the effective time of the Merger, and, together with shares of the Company’s common stock reserved in respect of all outstanding options to purchase shares of the Company’s common stock and all restricted shares of the Company’s common stock outstanding immediately prior to the Merger (collectively, the “Company Awards”), were cancelled in exchange for the right to receive, or the reservation of, shares of Ouster PubCo common stock (at a deemed value of $10.00 per share) or, as applicable, shares underlying awards based on Ouster PubCo common stock, representing a fully-diluted pre-transaction
equity value of the Company of $1.5 billion per the Merger Agreement.

Acceleration of vesting of options
In February 2021, the terms of certain options granted to management were modified to accelerate the vesting of those awards upon consummation of the Merger. On March 11, 2021, an additional stock-based compensation expense of $2.0 million was recognized as a result of this modification.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events.